May 4, 2017

VIA EDGAR SYSTEM

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:             Parnassus Income Funds
File Nos. 033-36065 and 811-06673
Rule 497(j) Certification

Ladies & Gentlemen:

The undersigned officer of Parnassus Income Funds (the “Registrant”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended:

1.            that the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 40 to Form N-1A Registration Statement filed by the Registrant on April 28, 2017, which became effective on April 30, 2017, and is the most recent amendment to such registration statement; and

2.            that the text of Post-Effective Amendment No. 40 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on April 28, 2017.

Very truly yours,

PARNASSUS INCOME FUNDS

By:            /s/ John V. Skidmore II
John V. Skidmore II
Chief Compliance Officer